                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


         Report for the Calendar Year or Quarter End: December 31, 2005


                        Redbrick Capital Management, L.P.

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Name of Institutional Investment Manager


75 Park Plaza                                Boston           MA          02116
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Business Address           (Street)          (City)         (State)       (Zip)


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:


Sherri Pelski               Chief Financial Officer               617-892-8950
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(Name)                            (Title)                            (Phone)

Signature, Place and Date of Signing:

/s/ Sherri Pelski
75 Park Plaza, Boston, MA 02116
2/14/2006


Report Type:

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Number of Other Included Managers:                       0
List of Other Included Managers:                       N/A

Form 13F Information Table Entry Total:                 48
Form 13F Information Table Value Total:        493,557,000

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                        Redbrick Capital Management, L.P.

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 12/31/05


ITEM 1                         ITEM 2              ITEM 3    ITEM 4        ITEM 5     ITEM 6 ITEM 6    ITEM 7           ITEM 8

                              TITLE OF                       VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS               CUSIP    (x$1000)   PRN AMT    PRN  CALL  DSCRETN  ANAGERS*    SOLE   SHARED NONE

M Sys Flash Disk Pioneers LT   ORD               M7061C100      298       9,000    SH          SOLE                 9,000
Syneron Medical Ltd            ORD SHS           M87245102      225       7,100    SH          SOLE                 7,100
Amerco                         COM               023586100      569       7,900    SH          SOLE                 7,900
Aquantive Inc                  COM               03839G105      270      10,700    SH          SOLE                10,700
Beverly Enterprises Inc        COM NEW           087851309    14588   1,250,000    SH          SOLE             1,250,000
CB Richard Ellis Group Inc     CLA               12497T101      294       5,000    SH          SOLE                 5,000
Cablevision Sys Corp           CLA NY CABLVS     12686C109    2,347     100,000    SH          SOLE               100,000
CAL Dive Intl Inc              COM               127914109      273       7,600    SH          SOLE                 7,600
Capital One Finl Corp          COM               14040H105     5184      60,000    SH          SOLE                60,000
Carnival Corp                  DBCV 2.000% 4/1   143658AN2   26,855  19,500,000   PRN          SOLE            19,500,000
Carnival Corp                  PAIRED CTF        143658300    3,455      64,613    SH          SOLE                64,613
Centerpoint Energy Inc         NOTE 3.750% 5/1   15189TAM9   21,302  18,000,000   PRN          SOLE            18,000,000
Cephalon Inc                   NOTE 2.000% 6/0   156708AP4    7,403   5,000,000   PRN          SOLE             5,000,000
Citigroup Inc                  COM               172967101    4,343      89,500         CALL   SOLE                89,500
Citigroup Inc                  COM               172967101    4,343      89,500         PUT    SOLE                89,500
Computer Assoc Intl Inc        NOTE 1.625% 12/1  204912AQ2   21,647  15,000,000   PRN          SOLE            15,000,000
Crosstex Energy Inc            COM               22765Y104      203       3,218    SH          SOLE                 3,218
Duke Energy Corp               NOTE 1.750% 5/1   264399EJ1   26,272  22,500,000   PRN          SOLE            22,500,000
Edison Intl                    COM               281020107      279       6,400    SH          SOLE                 6,400
Encore Wire Corp               COM               292562105      478      21,000    SH          SOLE                21,000
Enterasys Networks Inc.        COM NEW           293637401    7,178     540,500    SH          SOLE               540,500
Guidant Corp                   COM               401698105   19,425     300,000    SH          SOLE               300,000
HCC Ins Hldgs Inc              NOTE 1.300% 4/0   404132AB8    9,921   7,500,000   PRN          SOLE             7,500,000
HSBC-ADR                       SPON ADR NEW      404280406    1,988      24,700    SH          SOLE                24,700
HSBC Hldgs Plc                 SPON ADR NEW      404280406    3,573      44,400         PUT    SOLE                44,400
Harris Corp Del                COM               413875105      271       6,300    SH          SOLE                 6,300
Hospira Inc                    COM               441060100      278       6,500    SH          SOLE                 6,500
Hudson City Bancorp            COM               443683107    5,696     470,000    SH          SOLE               470,000
Intellisync Corp               COM               458176104    2,322     450,000    SH          SOLE               450,000
Janus Cap Group Inc            COM               47102X105      268      14,400    SH          SOLE                14,400
Layne Christensen Co           COM               521050104      359      14,100    SH          SOLE                14,100
Lufkin Inds Inc                COM               549764108      578      11,600    SH          SOLE                11,600
MBNA Corp                      COM               55262L100   20,363     750,000    SH          SOLE               750,000

ITEM 1                         ITEM 2              ITEM 3    ITEM 4        ITEM 5     ITEM 6 ITEM 6    ITEM 7           ITEM 8

                              TITLE OF                       VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS               CUSIP    (x$1000)   PRN AMT    PRN  CALL  DSCRETN  ANAGERS*    SOLE   SHARED NONE

Magellan Health Svcs Inc       COM NEW           559079207    4,718     150,000    SH          SOLE               150,000
Medtronic Inc                  COM               585055106    7,484     130,000         CALL   SOLE               130,000
Medtronic Inc                  COM               585055106    7,484     130,000         PUT    SOLE               130,000
Nutri Sys Inc New              COM               67069D108      256       7,100    SH          SOLE                 7,100
Patterson UTI Energy Inc       COM               703481101      290       8,800    SH          SOLE                 8,800
Pride Intl Inc Del             COM               74153Q102      286       9,300    SH          SOLE                 9,300
Serena Software Inc            NOTE 1.500% 12/1  817492AB7    8,537   8,000,000   PRN          SOLE             8,000,000
Silicon Vy Bancshares          NOTE 6/1          827064AC0   18,353  13,150,000   PRN          SOLE            13,150,000
Teva Pharmaceuticals Fin II L  DBCV 0.250% 2/0   88164RAB3   12,525  10,000,000   PRN          SOLE            10,000,000
Trident Microsystems Inc       COM               895919108      293      16,300    SH          SOLE                16,300
Tyco Intl Group S A            DBCV 3.125% 1/1   902118BG2   13,629  10,000,000   PRN          SOLE            10,000,000
US Bancorp Del                 COM NEW           902973304  224,175   7,500,000         CALL   SOLE             7,500,000
Unibanco-Unico De Bancos Bra   GDR REP PFD UT    90458E107      292       4,600    SH          SOLE                 4,600
Watson Pharmaceuticals Inc.    COM               942683103    1,219      37,500         CALL   SOLE                37,500
Watson Pharmaceuticals Inc.    COM               942683103    1,219      37,500         PUT    SOLE                37,500